Operating lease obligation	6 Months Ended
Jun. 30, 2024
Operating Lease Obligation
Operating lease obligation
10	Operating lease obligation

	December 31, 2023	June 30, 2024	June 30, 2024
	S$’000	S$’000	US$’000

Current portion	49	25	18

The Company’s operating lease right-of-use assets is related to the office lease agreements with lease terms for two years. The Company’s lease agreement do not contain any material residual value guarantees or material restrictive convents. Upon adoption of ASU 2016-02, no right-of-use (“ROU”) assets nor lease liability was recorded for the lease with a lease term with one year or less.

The Company’s commitment for minimum lease payments under the operating lease that is within twelve months as of June 30, as follow:

Twelve months ending June 30,	Minimum lease payment
US$’000

2025	19
Total future lease payment	19
Amount representing interest	(1)
Present value of operating lease liabilities	18
Less: current portion	(18)
Non-current portion	-

The following summarizes other supplemental information about the Company’s operating leases as of June 30, 2024:

Weighted average discount rate	5%
Weighted average remaining lease term (years)	0.58

RYDE GROUP LTD

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS